Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consist of the following:
	As of December 31,
	2024	2023
Bunkering marine oil	$9,667,559	$15,810,997